Equity – Share-Based Compensation and Share-Based Payment Reserve (Details)					12 Months Ended
	May 31, 2023 USD ($) shares	Apr. 13, 2022 USD ($) shares	Apr. 13, 2022 AUD ($) $ / shares shares	Jul. 15, 2021 AUD ($) $ / shares shares	Dec. 31, 2023 AUD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 AUD ($)	Dec. 31, 2021 AUD ($) shares	Dec. 31, 2020 AUD ($) shares	Dec. 29, 2020 $ / shares	Dec. 31, 2023 USD ($)	Apr. 13, 2022 USD ($) shares
Equity – share-based compensation and share-based payment reserve [Line Items]
Percentage of common stock issued and outstanding					5.00%	5.00%
Shares issued (in Shares) | shares	210,000,000		7,503,678	64,000,000								7,503,678
Weighted average contractual life	1 year	5 years
Weighted average Volatility	33.33%
Weighted average dividend yield	66.66%
Share-based payment reserve options (in Shares) | shares								921,116
Share-based payment reserve					$ 249,662			$ 44,359			$ (170,769)
Option forfieted (in Shares) | shares					3,525,000	3,525,000			5,770,000
Fair value of options forfieted					$ 89,009	$ (60,882)			$ 236,959
Options are fully, descriptions					1,380,000 options are fully vested at date of grant, 573,678 options are vested after 18 months, 2,000,000 options are vested after 3 years, and 3,550,000 options are vested after 4 years.	1,380,000 options are fully vested at date of grant, 573,678 options are vested after 18 months, 2,000,000 options are vested after 3 years, and 3,550,000 options are vested after 4 years.
Share-based payment reserve | $												$ 9,724
Reserve of share based payments (in Dollars) | $		$ (6,467)
Number of share option (in Shares) | shares					3,020,000	3,020,000			3,350,000
Amount of fair value (in Dollars) | $									$ 311,840
Fair value option (in Dollars) | $	$ (1,119,708)
Employees consultants issued options, descriptions					On August 3, 2023, the Company issued 45,850,000 options to employees and consultants of the Company. 23,350,000 options are vested after 3 years, and 22,500,000 options are vested after 4 years. The total fair value of the options was AUD$489,678 ($334,940).	On August 3, 2023, the Company issued 45,850,000 options to employees and consultants of the Company. 23,350,000 options are vested after 3 years, and 22,500,000 options are vested after 4 years. The total fair value of the options was AUD$489,678 ($334,940).
Share-Based Compensation Expense (in Dollars) | $						$ 882,055
Share-based compensation expense						$ 882,055	$ 309,256
Weighted average remaining contractual life					8 years 10 days	8 years 10 days	3 years 3 months
Vested over three years [Member]
Equity – share-based compensation and share-based payment reserve [Line Items]
Shares issued (in Shares) | shares	1,637,000
Weighted average share price (in Dollars per share)					$ 0.012
Weighted average assumptions exercise price (in Dollars per share)					$ 0.008
Weighted average contractual life					5 years	5 years
Weighted average Volatility					128.89%	128.89%
Weighted average dividend yield					0.00%	0.00%
Weighted average risk free rate					0.0378%	0.0378%
Share-Based Compensation Expense (in Dollars) | $						$ (603,326)
Share-based compensation expense | $							$ 223,171
Vested over four years [Member]
Equity – share-based compensation and share-based payment reserve [Line Items]
Weighted average share price (in Dollars per share)										$ 0.009
Weighted average assumptions exercise price (in Dollars per share)										$ 0.008
Weighted average contractual life										10 years
Weighted average Volatility										86.60%
Weighted average dividend yield										0.00%
Weighted average risk free rate										0.0355%
Black-Scholes option pricing model one [Member]
Equity – share-based compensation and share-based payment reserve [Line Items]
Weighted average share price (in Dollars per share)			$ 0.044
Weighted average assumptions exercise price (in Dollars per share)			$ 0.08
Weighted average contractual life		5 years
Weighted average Volatility		80.40%
Weighted average dividend yield		0.00%
Weighted average risk free rate		0.025%
Fair value option (in Shares) | shares		400,000
Share-based payment reserve			$ 9,520									6,467
Black-Scholes option pricing model two [Member]
Equity – share-based compensation and share-based payment reserve [Line Items]
Weighted average share price (in Dollars per share)			$ 0.044
Weighted average assumptions exercise price (in Dollars per share)			$ 0.07
Weighted average contractual life		5 years
Weighted average Volatility		80.40%
Weighted average dividend yield		0.00%
Weighted average risk free rate		0.025%
Fair value option (in Shares) | shares		573,678
Share-based payment reserve			$ 14,313									9,724
Black-Scholes option pricing model three [Member]
Equity – share-based compensation and share-based payment reserve [Line Items]
Weighted average share price (in Dollars per share)			$ 0.044
Weighted average assumptions exercise price (in Dollars per share)			$ 0.05
Weighted average Volatility		80.40%
Weighted average dividend yield		0.00%
Weighted average risk free rate		0.025%
Fair value option (in Shares) | shares		6,530,000
Share-based payment reserve			$ 181,273									$ 123,147
Reserve of share based payments (in Dollars) | $		$ (123,147)
Directors [Member]
Equity – share-based compensation and share-based payment reserve [Line Items]
Shares issued (in Shares) | shares				11,500,000
Percentage of options vested				33.00%
Total fair value of options (in Dollars) | $				$ 337,870
Weighted average share price (in Dollars per share)				$ 0.057
Weighted average assumptions exercise price (in Dollars per share)				$ 0.08
Weighted average contractual life				5 years
Weighted average Volatility				73.13%
Weighted average dividend yield				0.00%
Weighted average risk free rate				0.04%
Reserve of share-based payments [member]
Equity – share-based compensation and share-based payment reserve [Line Items]
Option forfieted (in Shares) | shares								4,295,425
Fair value of options forfieted | $								$ 206,504